Net financial expense - Additional Information (Details) - EUR (€) € in Thousands			12 Months Ended
	Jul. 16, 2021	Mar. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net financial expense
Change in fair value of financial instruments			€ (1,875)	€ (10,080)	€ (1,867)
Damages claimed, monetary	€ 1,500	€ 910
Expenses and legal cost for damage claim	€ 8	€ 100
Financial indemnities			1,695
Convertible notes to NEGMA
Net financial expense
Change in fair value of financial instruments			1,306	5,304
Damages claimed, monetary			1,500
Expenses and legal cost for damage claim			100	8
Late payment interest			87
Financial indemnities			1,695
Convertible notes to Atlas
Net financial expense
Change in fair value of financial instruments			3,017	€ 4,776
Derivative financial instruments.
Net financial expense
Change in fair value of financial instruments			€ 174